Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,055,279,177	$ 933,269,606
Liabilities	872,945,442	774,209,789
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,301,643	8,019,809
Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	18,885,279	4,224,883
Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	16,681,884	13,362,055
Fair value level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total	30,460,532	30,657,499
Fair value level 1 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	23,170,495	2,052,669
Fair value level 1 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,653,980	904,405
Fair value level 1 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,760,728	6,789,474
Fair value level 1 [member] | Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	604,996	21,668,553
Fair value level 1 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,035,559	957,979
Fair value level 1 [member] | Investments in Equity Investments [member]
Disclosure of fair value measurement of assets [line items]
Assets	234,774	220,552
Fair value level 1 [member] | Liabilities at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Liabilities		1,936,133
Fair value level 2 [member]
Disclosure of fair value measurement of assets [line items]
Total	133,338,136	79,908,991
Fair value level 2 [member] | Argentine central bank's bills and notes [member]
Disclosure of fair value measurement of assets [line items]
Assets	128,324,920	79,153,628
Fair value level 2 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	911,380
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	547,929	1,903,979
Fair value level 2 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	31,255	50,917
Fair value level 2 [member] | Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,580,102
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	57,450	1,199,533
Fair value level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,452,798	15,972,421	$ 2,924,125
Total	8,452,798	15,972,421
Fair value level 3 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	200,768	7,069,005	983,085
Fair value level 3 [member] | Corporate Securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,158,017	251,671	1,659,863
Fair value level 3 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,617,103	1,266,836
Fair value level 3 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,405,002
Fair value level 3 [member] | Investments in Equity Investments [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 5,476,910	$ 5,979,907	$ 281,177